Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012		Jun. 30, 2011
Current Assets:
Cash and cash equivalents	$ 87.5	$ 139.0		$ 205.1
Trade receivables, net	316.5	338.3		262.1
Inventories	143.2	118.7		130.8
Prepaid expenses and other	84.4	108.7		93.5
Assets held for sale				66.2
Total current assets	631.6	704.7		757.7
Property plant and equipment, net	807.0	809.7		721.3
Other assets:
Goodwill	1,023.1	1,029.9	[1]	906.0
Other intangibles, net	381.4	417.7		286.7
Deferred income taxes	136.6	135.2		114.8
Other	41.6	41.8		44.7
Total assets	3,021.3	3,139.0		2,831.2
Current liabilities:
Current portion of long-term obligations and other short-term borrowings	29.6	43.2		28.6
Accounts payable	138.8	134.2		123.7
Other accrued liabilities	220.6	261.9		221.6
Liabilities held for sale				11.6
Total current liabilities	389.0	439.3		385.5
Long-term obligations, less current portion	2,645.6	2,640.3		2,318.0
Pension liability	142.8	140.3		78.5
Deferred income taxes	211.8	219.9		192.7
Other liabilities	49.5	49.9		66.4
Commitment and contingencies
Shareholder's equity/(deficit):
Common stock $0.01 par value; 1,000 shared authorized, 100 shares issued
Additional paid in capital	1,026.8	1,023.9		1,082.0
Accumulated deficit	(1,448.0)	(1,382.1)		(1,341.7)
Accumulated other comprehensive income/(loss)	3.8	7.5		46.0
Total Catalent shareholder's (deficit)/equity	(417.4)	(350.7)		(213.7)
Noncontrolling interest	0	0		3.8
Total shareholder's deficit	(417.4)	(350.7)		(209.9)
Total liabilities and shareholder's deficit	$ 3,021.3	$ 3,139.0		$ 2,831.2

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .